Restricted Net Assets - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Net Assets
Annual appropriations to the statutory general reserve fund of net after-tax income, prior to payment of dividends	10.00%	10.00%	10.00%
The statutory general reserve's fund maximum percentage of the registered capital to allow annual appropriation	50.00%	50.00%	50.00%
Amount of restricted net assets for subsidiaries and VIEs	831,300,000
Restricted percent of net assets of subsidiaries and VIEs	20.90%